Shareholders’ Equity - Initial Public Offering and Impact of Corporate Reorganization (Details)			3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2020 shares	Jun. 26, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 26, 2018 GBP (£) shares
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs			$ 0	$ 156,920,000	$ 74,415,000	$ 108,863,000
Payment of stock issuance cost		$ 16,000,000.0
Equity conversion ratio	3.185
Ordinary shares
Class of Stock
Shares outstanding (shares) | shares					52,346,231
Shares value					$ 3,000	2,000
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares) | shares	10,147,059
Per share price of issuance (usd per share) | $ / shares		$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 156,500,000
Deferred Shares
Class of Stock
Shares outstanding (shares) | shares		34,425					34,425
Shares value		$ 1.00			0	0
Deferred B shares
Class of Stock
Shares outstanding (shares) | shares		88,893,548					88,893,548
Shares value		$ 118,000			118,000	118,000
Share capital registration threshold | £							£ 50,000
Deferred C shares
Class of Stock
Shares value		$ 1.00			$ 0	$ 0